Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Income tax expense	$ 800	$ 800
Effective tax rate	0.00%	0.00%
Federal statutory income tax rate	21.00%
Valuation allowance	$ 3,207,490
State income tax expense	$ 168	$ 168
Expiration term	2034
Federal net operating loss carryforward	$ 65,360,163
Net operating losses	1 year
Cumulative ownership, percentage	50.00%
Unrecognized tax benefits	$ 1,797,238	$ 1,412,668
Total unrecognized tax benefit (in Shares)		1,797,238
Tax position term	12 months
Federal [Member]
Income Taxes (Details) [Line Items]
Federal income tax expense	$ 100,697,360
Expiration term	2023
Research credit carryforwards	$ 4,258,776
State [Member]
Income Taxes (Details) [Line Items]
State income tax expense	101,454,126
Research credit carryforwards	$ 2,192,429